Basis of preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Basis of preparation of the consolidated financial statements

(2)	Basis of preparation of the consolidated financial statements

(a)	Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) promulgated by the International Accounting Standards Board (“IASB”).
The consolidated financial statements of the group for the year ended December 31, 2020 were prepared and submitted by Management and authorized for issuing by Audit Committee o
n April 29, 202
1.

(b)	Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis, except for, land and buildings (classified as administrative property), assets held for sale, derivative financial instruments and plan assets, which have been measured at fair value. The carrying values of recognized assets and liabilities that are designated as hedged items in cash flow for changes in fair value that would otherwise be carried at amortized cost are adjusted to recognize changes in the fair values attributable to the risks that are being hedged in effective hedge relationships.

(c)	Functional and presentation currency
These consolidated financial statements are presented in US Dollars, which is also the parent company’s functional currency. For each entity, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency. The Group uses the direct method of consolidation and on disposal of a foreign operation, the gain or loss that is reclassified to profit or loss reflects the amount that arises from using this method.

(d)	Use of estimates and judgments
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income, and expenses. The evolution of
COVID-19
and the chapter 11 proceedings generates uncertainty that could negatively affect our assumptions, for that reason the actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
In preparing these consolidated financial statements, significant judgments were made by Management when applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those that applied to the consolidated financial statements as of and for the year ended December 31, 2020. However, the current environment generates uncertainty and complexity in the estimates calculate.

The following are critical judgments used in applying accounting policies that may have the most significant effect on the amounts recognized in the consolidated financial statements:

•	Our situation related to Chapter 11 creates material uncertainties that may raise significant doubts about our ability to continue as a going concern. See note 2 (e).

•
The Group operates certain aircraft under a financing structure which involves the creation of structured entities that acquire aircraft with bank and third–party financing. This relates to 75 aircraft from the A319, A320, A321, A330, A330F, ATR72, and B787 families.

•
The Group has determined, based on the terms and conditions of the arrangements, that the Company controls these special purpose entities (“SPE”) and therefore, SPEs are consolidated by the Group and these aircraft are shown in the consolidated statement of financial position as part of Property and Equipment with the corresponding debt shown as a liability.

The following assumptions and estimation uncertainties may have the most significant effect on the amounts recognized in the consolidated financial statements:

•
The Group recognizes revenue from tickets that are expected to expire without having been used based on historical data and experience, and the impact of
COVID-19
in the future trend of use of tickets by passengers. To define the expected expiration, with the support of an independent third-party specialist, the administration must make estimates of the historical experience, which is an indication of the future behavior of the clients, analyzed by type of rate. As indicated by the accumulated data, the administration evaluates the historical data once a year or more frequently according to experience and makes the necessary adjustments.

•
The Group believes that the tax positions taken are reasonable. However, tax authorities by audits proceedings may challenge the positions taken resulting in additional liabilities for taxes and interest that may become payable in future years. Tax positions involve careful judgment on the part of management and are reviewed and adjusted to account for changes in circumstances, such as lapse of applicable statutes of limitations, conclusions of tax audits, additional exposures derived from new legal issues or court decisions on a particular tax. The Group establishes provisions, based on their estimation on feasibility of a negative decision derived from an audit proceeding by the tax authorities of the respective countries in which it operates. The amount of such provisions is based on various factors, such as experience of previous tax audits and different interpretations of tax regulations by the taxable entity and the responsible tax authority. Actual results could differ from estimates.

•
Deferred tax assets are recognized for all unused tax losses and taxable temporary differences to the extent that it is probable that taxable profit will be available against which the deferred tax can be utilized. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized and the tax rates used, based upon the likely timing and the level of future taxable profits together with future tax planning strategies, and the enacted tax rates in the jurisdictions in which the entity operates.

•
The Group measures administrative land and buildings primarily in Bogota, Medellin, San Jose, and San Salvador at revalued amounts with changes in fair value being recognized in other comprehensive income (See note 14 y 24). The Group engaged independent valuation specialists to assists management in determine the fair value of these assets as of December 31, 2020. The valuation techniques used by these specialists require estimates about market conditions at the time of the report.

•
The Group estimates useful lives and residual values of property and equipment, including fleet assets based on network plans and recoverable value. Useful lives and residual values area revaluated annually considering the latest fleet plans and business plan information. In the note 14 provides more information about the net book value of the property and equipment and their respective depreciation charges.

•
The Group evaluates the carrying value of long-lived assets subject to amortization or depreciation whenever events or changes in circumstances indicate that an impairment may exist. For purposes of this testing, it’s realized by transportation and loyalty cash generating units. An impairment charge is recognized when the asset’s carrying value exceeds its value-in-use and its fair market value. The amount of the charge is the difference between the asset’s carrying value and fair market value.

Goodwill and indefinite-lived intangible assets are not amortized but are reviewed for impairment annually or more frequently if events or circumstances indicate that the asset may be impaired.

•
The cost of defined benefit pension plans and other post–employment medical benefits and the present value of the pension obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions which may differ from actual developments in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. Due to the complexity of the valuation, the underlying assumptions and its long–term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.

For determines the discount rate of the pension plans in Colombia, the management takes as a reference the rate of the bonds issued by the Colombian Government.
The mortality rate is based on publicly available mortality tables in Colombia. Future salary increases and pension increases are based on expected future inflation rates in Colombia.

•
The Group estimated the breakage of miles, supported by a third valuation specialist to assist management in this process. The Group considers the behavior of the members based on a segmentation into statistically homogeneous groups of members to be able to project future behaviors, and therefore is considered to be more robust in predicting redemption rates by segment and breakage estimates of the Program.

•
The Group estimated a provision for expected credit losses based on informed and reasonable information about past events, present conditions and reasonable and justifiable forecasts regarding future economic conditions, considering credit risk, classification and late payment.

•
The Group recognizes a provision in the balance sheet when a third-party account has a legal or implicit obligation as a result of a past event, and it is probable that an exit of liquidity benefits to the obligation is required. In relation to provisions for litigation, the main source of uncertainty is the time of the outcome of the process.

•
Aircraft lease contracts establish certain conditions in which aircraft shall be returned to the lessor at the end of the contracts. To comply with return conditions, the Group incurs costs such as the payment to the lessor of a rate in accordance with the use of components through the term of the lease contract, payment of maintenance deposits to the lessor, or overhaul costs of components. In certain contracts, if the asset is returned in a better maintenance condition than the condition at which the asset was originally delivered, the Group is entitled to receive compensation from the lessor. The Group accrues a provision to comply with return conditions at the time the asset does not meet the return condition criteria based on the conditions of each lease contract. The recognition of return conditions require management to make estimates of the costs with third parties of return conditions and use inputs such as hours or cycles flown of major components, estimated hours or cycles at redelivery of major components, projected overhaul costs and overhaul dates of major components. At redelivery of aircraft, any difference between the provision recorded and actual costs is recognized in the result of the period.

(e)	Avianca Holding Chapter 11 Filing, Insolvency of Avianca Peru and Going Concern
Background
As a result of the adverse effects of
COVID-19,
which has resulted in a 90% decline in global passenger traffic and is expected to reduce industry revenues worldwide by $
314
billion, according to the International Air Transport Association. Avianca’s scheduled passenger operations had been grounded since mid-March,
reducing its consolidated revenue by over 63% and placing significant pressure on its cash reserves. In order to preserve and reorganize our businesses, Avianca Holdings S.A. and certain of its subsidiary companies filed, on May 10, 2020 and September 21, 2020, voluntary petitions under chapter 11 of the Bankruptcy Code with the United States Bankruptcy Court for the Southern District of New York, which cases are being jointly administered under Case
No. 20-11133
(MG). LifeMiles
™
, Avianca’s loyalty program, is administered by a separate company and is not part of the Chapter 11 filing.

Chapter 11 procedures and advisors
The Chapter 11 process is a well-established legal process in the United States of America that is recognized by many other countries around the world. The process is a temporary one that, allows a company to reorganize and complete a financial and operational restructuring under the supervision of the U.S. federal court system, while continuing its operations under the oversight of its board of directors and management team. Many companies, including airlines, have used the Chapter 11 process to reorganize their financial obligations and emerge as stronger organizations. Avianca itself underwent a Chapter 11 process in 2003 that allowed it to position itself for expansion in Latin America.
Through the Chapter 11 reorganization process, Avianca intends to:

•
Protect and preserve operations so Avianca can continue to operate and serve customers with safe and reliable air travel, under the strictest biosafety protocols, as
COVID-19
travel restrictions are gradually lifted.

•
Ensure connectivity and drive investment and tourism by continuing as Colombia’s flagship airline, serving over 50% of the domestic market in Colombia and providing essential nonstop service across South America, North America and European markets as well as continuing cargo operations, playing a key role in the economic recovery of Colombia and the Company’s other core markets following the
COVID-19
pandemic.

•
Preserve jobs in Colombia and other markets where the Company operates, with Avianca directly responsible for more than 14,500 jobs throughout Latin America, including more than 10,000 in Colombia, and working with more than 3,000 vendors.

•
Restructure the Company’s balance sheet and obligations to enable Avianca to navigate the effects of the
COVID-19
pandemic as well as comprehensively address liabilities, leases, aircraft orders and other commitments.

As a consequence of our filing Chapter 11 petitions, our operations and our ability to develop and execute a business plan, as well as our continuation as a going concern, will be subject to the risks and uncertainties associated with bankruptcy.
These risks include our ability to:

•	maintain adequate cash on hand throughout the Chapter 11 process,

•	generate cash flow from operations, which depends largely on factors beyond our control relating to developments deriving from the spread of COVID-19,

•	confirm and consummate a plan of reorganization with respect to our Chapter 11 proceedings,

•	obtain sufficient financing to allow us to emerge from bankruptcy and execute our business plan post-emergence, as well as comply with the terms and conditions of that financing,

•	maintain relationships with our creditors, suppliers, service providers, customers, directors, officers, and employees,

•	maintain contracts that are critical to our operations on reasonably acceptable terms and conditions, and

•	bear the high costs of bankruptcy proceedings and related fees.
Additionally, these risks include that:

•	counterparties may seek and obtain court approval to terminate contracts and other agreements with us,

•	third parties that are outside the jurisdiction of the bankruptcy court to enforce their claims against the Debtors, either during the Chapter 11 cases or after their conclusion,

•
the bankruptcy court may shorten the exclusivity period for us to propose and confirm a Chapter 11 plan appoint a Chapter 11 trustee (iii) convert the Chapter 11 proceedings to Chapter 7 liquidation proceedings or (iv) dismiss the Chapter 11 cases, and

•	the actions and decisions of our creditors and other third parties who have interests in our Chapter 11 proceedings may be inconsistent with our plans.
Any delays in our Chapter 11 proceedings increase the risks of our inability to reorganize our business and emerge from bankruptcy and may increase our costs associated with the reorganization process.
In connection with the Company’s reorganization proceedings pursuant to Chapter 11, the United States Trustee for Region Two appointed the following seven unsecured creditors as members of the Company’s Unsecured Creditors’ Committee (hereinafter the “Committee”): (i) La Caja de Auxilios y de Prestaciones de la Asociación Colombiana de Aviadores Civiles (Pension fund for the Colombian Association of Civil Aviators or CAXDAC); (ii) The Boeing Company; (iii) Puma Energy; (iv) SMBC Aviation Capital, Ltd. (v) KGAL Investment Management GmbH & Co KG; (vi) Delaware Trust Company; and (vii) the Colombian Association of Civil Aviators (Asociación Colombiana de Aviadores Civiles or “ACDAC”).
To best position Avianca to successfully complete the Chapter 11 process, the Company’s Board of Directors has retained world-class advisors, including Seabury Securities LLC and FTI Consulting, which are serving as financial advisors to Avianca, as well as Milbank LLP, Smith, Gambrell & Russell, LLP,
Gómez-Pinzón
Abogados and Urdaneta, Vélez, Pearl & Abdallah Abogados, which are serving as legal counsel. The Company’s Board of Directors has also been advised by Willis Towers Watson, an independent compensation consultant, regarding the Company’s compensation programs.

Chapter 11 Process
Chapter 11 filing
Avianca Holdings S.A. and certain of its subsidiary companies filed, on May 10, 2020 and September 21, 2020, voluntary petitions under chapter 11 of the Bankruptcy Code (11 U.S.C. § 101, et. seq.) with the United States Bankruptcy Court for the Southern District of New York.
The prepetition liabilities of the 39 companies under chapter 11 as of May 10, 2020, and its update as of December 31, 2020 are the following:

December 31, 2020
Debt	4,200,663
Accounts payable	261,126
Accrued expenses	22
Provisions for legal claims	18,107
Provisions for return conditions	160,839
Other liabilities	330

4,641,087

The two companies included under Chapter 11 on September 21, 2020 do not present liabilities. See details of the obligations subject to commitment in each of the disclosure notes.
As a result of the filing of voluntary petitions on May 10, 2020, under Chapter 11 of the United States Bankruptcy Code in the United States Bankruptcy Court for the Southern District of New York, the ( “NYSE”) announced on May 11, 2020 that, as is standard practice, the NYSE suspended trading in the Company’s American Deposit Shares (the “ADSs”), each of which represents eight preferred shares of the company. On May 27, 2020, the (“NYSE”) submitted to the Securities and Exchange Commission the intention to withdraw ADSs from Avianca Holdings from listing and registering on the (“NYSE”) at the opening of operations on June 8, 2020, in accordance with the provisions of Rule
12d2-2
(b) because, in the opinion of the (“NYSE”), ADSs are considered not adequate to continue to be listed and traded on the (“NYSE”). On June 1, 2020, the Securities and Exchange Commission confirmed that the Company’s ADSs were deregistered under Section 12 (b) of the Securities Exchange Act of 1934.
On May 22, 2020, the Colombian Stock Exchange (“BVC”) notified the Company that: (i) the Company’s preferred shares continue to be listed on the BVC, (ii) the Company’s preferred shares remain ineligible for repo transactions and are inadmissible as collateral for margin calls on other types of transactions, and (iii) as of May 11, 2020, no futures or options contracts can be entered into with respect to Avianca’s preferred shares.

Motions filed on May 10, 2020 have been progressively approved by the United States Bankruptcy Court for the Southern District of New York at hearings on May 12, 2020, June 11, 2020, and July 14, 2020 Collectively, the orders issued by the Court at the hearing will help ensure that Avianca continues normal business operations throughout the reorganization process.
Operational motions
The Court granted initial relief to make payments of $ 300 million. The foregoing allowed Grupo Avianca Holdings S.A. protect employees and suppliers while continuing to serve customers. Avianca received authorization to:

•
Pay certain employee wages, compensation and benefit obligations owed from before the filing date, as well as to continue paying wages and honoring employee benefit programs in the normal course of business during its Chapter 11 cases.

•
Maintain its network of customer programs throughout this process. Customers can continue to arrange travel and fly with Avianca in the same way they always have. Additionally, Avianca customers will continue to accrue miles when they fly with Avianca, and can continue to redeem miles earned through LifeMiles
™
to purchase tickets with Avianca during this process; and,

•
Honor various obligations owed to certain of its travel agency partners, vendors and suppliers from before the filing date. The Company will also continue to pay vendors and suppliers, as well as travel agency partners, in the ordinary course for goods and services provided on or after May 10, 2020.

•	Pay accrued and ongoing prepetition taxes and fees, as well as insurance and surety bond obligations, as they come due in the ordinary course of business.
Rejection of certain contracts
As debtor in the Chapter 11 cases, Avianca has the ability to reject burdensome executory contracts and unexpired leases. Upon commencement of the Chapter 11 cases, Avianca sought to reject the leases of 12 aircraft, which was approved at the hearing of June 11, 2020. The rejected aircraft correspond to 2 A330, 2 A319, 2 A320, 2 A321 and 4
ATR-72.
(See note 14). As of December 31, 2020, and as a result of these rejections, the obligations with the lenders and lessors were extinguished and Avianca also lost control over the related assets, which led to the derecognition of the assets and liabilities associated with these aircraft.

DIP Financing
On October 5, 2020, the U.S. Bankruptcy Court for the Southern District of New York approved Avianca Holdings S.A.’s debtor in possession (DIP) financing (the “DIP Order”) in an aggregate principal amount of up to approximately $1,992,191 – inclusive of outstanding debt that was refunded, refinanced and replaced (on a cashless basis), fees and discounts. The DIP financing consists of Tranche A loans and notes in an aggregate principal amount of up to $1,269,500 (corresponding to $881,000 of new money and the remaining $388,500 of roll-ups
in respect of the New Bonds) and Tranche B notes in an aggregate principal amount of up to $722,918 (corresponding to $335,920 of new money and the remaining $388,500 of roll-ups
in respect of the secured convertible loan agreement entered into with United Airlines Inc., Kingsland International Group S.A. and certain other investors and the convertible securities purchase agreement entered into with Citadel in December 2019 and January 2020). Further, Tranche A is composed by a sub-tranche
A-2,
consisting of a backstop commitment provided by certain lenders in an aggregate principal amount of $240,000 to allow for the eventual participation of one or more governments in the DIP financing.
Each of Avianca Holdings S.A.’s subsidiaries that are currently under Chapter 11 guarantee, on a joint and several basis, all of Avianca Holdings S.A.’s obligations. On October 13, 2020, the DIP financing agreements became effective and the initial disbursements thereunder took place, disclosed in note 17 to the consolidated financial statements.
As set forth in the DIP Order and the applicable agreements, the DIP financing agreements are collateralized by all of the assets and properties (whether tangible, intangible, real, personal or mixed) of Avianca Holdings S.A. and the guarantors (including pledges on Avianca Holdings S.A.’s equity in LifeMiles and its material subsidiaries such as those that conduct cargo operations, pledges on certain of the obligors’ intellectual property and control agreements in respect of certain of Avianca Holdings S.A.’s and its subsidiaries’ bank accounts).
The Company expects that the DIP financing will provide the Company necessary funds to support its operations through the Chapter 11 process.
Claims processing
On November 16, 2020, the United States Bankruptcy Court for the Southern District of New York granted the motion for a Claims Date (Bar Date) establishing January 20, 2021 (“The general deadline”) as the general deadline for each entity (including individuals, partnerships, joint venture agreement, trusts and government units) file proofs of claim against the Debtors. Government units had until February 5, 2021 (the “Deadline for Government Units”), to present evidence of claim.
Entities that have a claim against any of the Debtors arising from the rejection of successive performance contracts and leases in force, must present evidence of claim no later than (i) on the General Deadline Date, or (ii) the last of the date that is (a) thirty days after the date of entry of an order from the Bankruptcy Court authorizing the rejection of said contract or lease, or (b) the applicable rejection date (the “Deadline for Rejection Claims”).

In accordance with the Bar Date Order, if any of the Debtors modifies or complements its Annexes, the affected claimant must present its evidence of claim or rectify its evidence of claim already presented with respect to such modification of its Claim Prior to the Request in the Annex, no later than (a) on the General Deadline Date, or (b) within thirty days following the date on which the affected claimant is notified about the modification of the Annex, whichever is later “Deadline for Annexes Modified ”).
On May 10, 2020 (the “Petition Date”), Avianca Holdings SA (the “Company” or “Avianca”) and certain of its subsidiaries and affiliates filed voluntary petitions for relief under Chapter 11 of the United States Bankruptcy Code (the “Bankruptcy Code”), in the United States Bankruptcy Court for the Southern District of New York (the “Bankruptcy Court”).
No assurance can be given as to the value, if any, that may be ascribed to the Debtors’ various pre-petition
liabilities and other securities.
Under Section 365 and other relevant sections of the Bankruptcy Code, the Debtors may assume, assume and assign, or reject executory contracts and unexpired leases, including, without limitation, agreements relating to aircraft and aircraft engines (collectively, Aircraft Property) and leases of real property, subject to the approval of the Bankruptcy Court and certain other conditions.
In general, rejection of an executory contract or unexpired lease is treated as a prepetition breach of such contract or lease and, subject to certain exceptions, relieves the Debtors from performing their future obligations under such contract or lease. The contract counterparty or lessor, for its part, can assert a prepetition general unsecured claim for damages caused by such deemed breach. Generally, the assumption of an executory contract or unexpired lease requires the Debtors to cure existing defaults under such executory contract or unexpired lease.
As of December 31, 2020, the Debtors had rejected twelve Aircraft leases relating to four ATR 72, four Airbus A320, two Airbus A321 and two Airbus A330, which have been returned to the respective lessor. The Debtors expect that liabilities subject to compromise and resolution in the Chapter 11 Cases will arise in the future as a result of damage claims resulting from the Debtors’ rejection of various executory contracts and unexpired leases. Due to the uncertain nature of many of the potential rejection claims, the magnitude of such claims is not reasonably estimable at this time. Such claims may be material. As of December 31, 2020, the Group have recorded in the financial statements the amounts for claims for which there was reasonable sufficient information to estimate the claim.
Dissolution of Avianca Peru
Parallel to your Chapter 11 filing in the US, Avianca began winding up its operations in Peru in accordance with local law. This decision supports essential correct sizing efforts and will allow Avianca to renew its focus on core markets by exiting its court-supervised reorganization.
Currently, the liquidation proceeding is in process of liquidating liabilities and assets of such entity. Such process is under the supervision of Estrategia Consultores S.A.C, the designated independent liquidator. Although the agreement of the General Shareholders’ Meeting has already been published, its registration in the Public Registry of Peru since July 08, 2020.
On May 27, 2020, the Bankruptcy Court of the Southern District of New York, in the best interest of Avianca, its creditors and other related parties, authorized the debtor companies to pay the labor obligations to the employees of Avianca Peru S.A., as well as any other cost associated with its liquidation up to a limit of $7 million related to the 906 employees of the Company. As of December 31, 2020, payments related to labor settlements were recognized to the employees of Avianca Perú S.A. for $8,773, the same that have been served with the Company’s own resources without even having to resort to requesting funds from the Bankruptcy Court of the Southern District of New York.
Going Concern
As a result of the adverse effects of
COVID-19,
the Group recognized a net loss after tax of $1,094,135 as of December 31, 2020 ($893,995 for the year ended December 31, 2019), that originated an equity deficit of $1,301,772; and the consolidated statement of financial position reflected an excess of current liabilities over current assets as of December 31, 2020 of $4,843,757 ($
1,020,874
as of December 31, 2019) and excluding air traffic liability and frequent flyer deferred revenue of $4,282,560 as of December 31, 2020 ($495,580 as of December 31, 2019).
The administration currently implements among others the following measures under its chapter 11 process:

•	Cost savings and liquidity preservation measures, including temporary deferral of non-essential expenses and capital expenditures.

•
Legal and financial advice for the development and implementation of the reorganization plan under chapter 11 laws and the appropriate decision-making under the current conditions, which includes rejection of contracts and flexibility of lease contracts to limit the consumption of cash in the restructuring period of the Group.

•	Contract renegotiation with suppliers and lessors.

•	Fleet simplification, in line with the protection granted under Chapter 11.

•	Launching commercial strategies to re activate demand for Air services.

The gradual reactivation of our passenger operation, in addition to the execution of the company’s DIP financing, partially disbursed during the last quarter of 2020, have enabled the company to continue to implement its restructuring plan, focused on successfully emerging from Chapter 11 as a viable entity. However, our operations and our ability to develop and execute our business plan, renegotiate our liabilities at sustainable levels, as well as our continuation as a going concern, will be subject to the risks and uncertainties associated with the reorganization process under Chapter 11. Such risk implies a significant doubt about our ability to continue as a going concern and, therefore, the Group may not be able to realize its assets and settle the liabilities in the normal course of business.
These consolidated financial statements have been prepared on a going concern basis and do not include any adjustments to the carrying amounts or classification of reported assets, liabilities, and expenses, that would otherwise be necessary if the going concern assumption was not appropriate.